Other long-term liabilities - Convertible Debentures (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2019 $ / shares
Debt Instrument [Line Items]
Long-term debt	$ 3,931,868	$ 3,336,795
Debt instrument, convertible, number of equity instruments (in shares) | shares	44,130
Debt conversion, shares issued (in shares) | shares	19,429	56,926
Convertible Unsecured Subordinated Debentures | Convertible Subordinated Debt
Debt Instrument [Line Items]
Long-term debt	$ 342	$ 470
Debt instrument, effective interest rate	0.00%
Conversion price (CAD per share) | $ / shares			$ 10.60
Principle converted amount	$ 148	$ 447